Loans - Schedule Of Troubled Debt Restructurings Occurring During The Year (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) loan	Dec. 31, 2017 USD ($) loan
Financing Receivable, Modifications [Line Items]
Number | loan	348	327
Pre-Modification Outstanding Recorded Investment	$ 47,370	$ 23,775
Post-Modification Outstanding Recorded Investment	$ 46,712	$ 23,328
Commercial | C&I
Financing Receivable, Modifications [Line Items]
Number | loan	9	5
Pre-Modification Outstanding Recorded Investment	$ 27,639	$ 1,095
Post-Modification Outstanding Recorded Investment	$ 27,190	$ 1,086
Commercial | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	4	1
Pre-Modification Outstanding Recorded Investment	$ 643	$ 199
Post-Modification Outstanding Recorded Investment	$ 637	$ 198
Consumer | Consumer Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	195	196
Pre-Modification Outstanding Recorded Investment	$ 17,483	$ 16,831
Post-Modification Outstanding Recorded Investment	$ 17,131	$ 16,449
Consumer | Permanent Mortgage
Financing Receivable, Modifications [Line Items]
Number | loan	8	34
Pre-Modification Outstanding Recorded Investment	$ 1,001	$ 5,078
Post-Modification Outstanding Recorded Investment	$ 1,184	$ 5,045
Consumer | Credit card & other
Financing Receivable, Modifications [Line Items]
Number | loan	132	91
Pre-Modification Outstanding Recorded Investment	$ 604	$ 572
Post-Modification Outstanding Recorded Investment	$ 570	$ 550
General C&I | Commercial | C&I
Financing Receivable, Modifications [Line Items]
Number | loan	9	5
Pre-Modification Outstanding Recorded Investment	$ 27,639	$ 1,095
Post-Modification Outstanding Recorded Investment	$ 27,190	$ 1,086
Income CRE | Commercial | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	4	1
Pre-Modification Outstanding Recorded Investment	$ 643	$ 199
Post-Modification Outstanding Recorded Investment	$ 637	$ 198
Home Equity Line of Credit | Consumer | Consumer Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	103	143
Pre-Modification Outstanding Recorded Investment	$ 9,406	$ 12,739
Post-Modification Outstanding Recorded Investment	$ 9,283	$ 12,422
R/E installment loans | Consumer | Consumer Real Estate
Financing Receivable, Modifications [Line Items]
Number | loan	92	53
Pre-Modification Outstanding Recorded Investment	$ 8,077	$ 4,092
Post-Modification Outstanding Recorded Investment	$ 7,848	$ 4,027